T. ROWE PRICE Target 2060 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 1.0%
T. Rowe Price Funds:
New Income Fund  395 122 51 54,873 443
U.S. Treasury Long-Term Index
Fund  196 115 15 33,269 269
International Bond Fund (USD
Hedged)  135 50 6 19,874 159
Dynamic Global Bond Fund  152 44 51 14,815 126
Limited Duration Inflation
Focused Bond Fund  863 18 894 1,306 6
Total Bond Mutual Funds (Cost $1,144) 1,003
EQUITY MUTUAL FUNDS 97.0%
T. Rowe Price Funds:
Value Fund  15,757 5,641 3,530 421,556 16,200
Growth Stock Fund (2) 11,719 5,170 833 224,804 15,078
Equity Index 500 Fund  8,314 3,090 1,220 95,465 9,989
Overseas Stock Fund  6,319 2,817 497 746,734 8,573
International Value Equity Fund  6,734 2,033 1,508 503,595 7,403
International Stock Fund  5,450 1,887 320 409,168 7,075
U.S. Large-Cap Core Fund  1,627 3,615 171 165,318 4,880
Real Assets Fund  3,285 1,887 189 341,885 4,721
Mid-Cap Growth Fund  2,927 1,051 177 40,749 3,852
Mid-Cap Value Fund  3,243 1,317 524 123,941 3,791
U.S. Equity Research Fund  2,287 1,478 154 93,829 3,540
Emerging Markets Discovery
Stock Fund  2,339 1,031 148 247,939 3,089
Emerging Markets Stock Fund  2,378 737 176 79,720 2,791
Small-Cap Stock Fund  1,919 837 119 47,594 2,640
Small-Cap Value Fund  2,074 662 278 46,539 2,414
New Horizons Fund (2) 1,218 493 101 33,064 1,681
Total Equity Mutual Funds (Cost $97,387) 97,717
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  11 2,565 2,562 143 15
Total Other Mutual Funds (Cost $14) 15

T. ROWE PRICE Target 2060 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 1,175 4,931 3,998 2,107,670 2,108
Total Short-Term Investments (Cost $2,108) 2,108
Total Investments in Securities 100.1%
(Cost $100,653) $ 100,843
Other Assets Less Liabilities (0.1)% (56)
Net Assets 100.0% $ 100,787
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2060 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 16 $ (19) $ 3
Emerging Markets Discovery Stock Fund  (24) (133) 103
Emerging Markets Stock Fund  (30) (148) 54
Equity Index 500 Fund  (71) (195) 113
Growth Stock Fund  218 (978) —
International Bond Fund (USD Hedged)  11 (20) 3
International Stock Fund  (25) 58 102
International Value Equity Fund  (145) 144 272
Limited Duration Inflation Focused Bond Fund  (27) 19 —
Mid-Cap Growth Fund  57 51 11
Mid-Cap Value Fund  344 (245) 56
New Horizons Fund  31 71 —
New Income Fund  (4) (23) 10
Overseas Stock Fund  (39) (66) 243
Real Assets Fund  (2) (262) 119
Small-Cap Stock Fund  74 3 19
Small-Cap Value Fund  63 (44) 26
Transition Fund  6 1 3
U.S. Equity Research Fund  (8) (71) 41
U.S. Large-Cap Core Fund  145 (191) 38
U.S. Treasury Long-Term Index Fund  (3) (27) 6
Value Fund  886 (1,668) 314
U.S. Treasury Money Fund, 4.61% — — 48
Totals $ 1,473# $ (3,743) $ 1,584+
# Capital gain distributions from underlying Price funds represented $2,638 of the net realized gain (loss).
+ Investment income comprised $1,584 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2060 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2060 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2060 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F181-054Q3 02/23